                              --------------------
                                MAIRS AND POWER
                              BALANCED FUND, INC.
                              --------------------

1ST QUARTER REPORT

March 31, 1998
                                                                    May 22, 1998
To Our Shareholders:

FIRST QUARTER RESULTS

  As has been the case during recent periods, the Balanced Fund continued to benefit from a surprisingly strong stock market during the first quarter. Based on a March 31, 1998 net asset value of $98.02 per share, the Fund achieved a total investment return of 8.3% during the quarter after adjustment for the reinvestment of cash dividends. This compares to other benchmark returns of 13.9% for the Standard & Poor's 500 Stock Index, 11.7% for the Dow Jones Industrial Average and 1.5% for the Lehman Bros. Gov't/Corp. Bond Index. Among its peers, the Fund's investment performance ranked 108 within a CDA/Wiesenberger universe of 341 comparable domestic balanced funds.

  Economic growth accelerated in the first quarter as indicated by an unexpectedly strong 4.2% (preliminary basis) annualized rate of increase in Gross Domestic Product. The better than expected showing was triggered by a 5.6% surge in consumer spending together with a very significant 17.6% rebound in business spending. In regard to the latter, durable equipment spending improved at an even greater 28.8% annual rate. Despite strengthening demand, inflation, as measured by the Consumer Price Index, remained almost non-existent increasing at only a mere 0.2% annual rate during the quarter. Reflecting receding inflation concerns, interest rates remained relatively stable, declining only slightly over the course of the quarter. Finally, corporate profits on an operating basis continued to grow, albeit at a reduced rate in the area of 5%, despite the strong dollar and well publicized problems in Southeast Asia.

  The stock market continued to respond to an unusually favorable set of circumstances including a strong economy, low inflation, stable interest rates, growing corporate profits and plenty of liquidity. As one might expect, the primary areas of strength in the first quarter were centered around consumer spending. In this regard, such industries as appliances, autos, cosmetics and household products, home building and building materials and retailing all did very well. Other pockets of strength included computer software, pharmaceuticals and telecommunications. The poorest performing industries included energy, electric and gas utilities, foods and tobacco. Within the Fund, the best performing individual issues included Pfizer (+33.7%), National Computer (+27.7%), American Home Products (+24.7%) and Pentair (+24.5%) while MTS Systems (-14.7%), Murphy Oil (-7.5%), Schlumberger (-5.9%) and Firstar (-6.9%) fared the worst.

FUTURE OUTLOOK

  All the ingredients that have come together in recent years to move the stock market to ever higher levels seem likely to remain in place unless the pessimistic views concerning Southeast Asia turn out to be correct. The domestic economic outlook continues to be decidedly positive given the recent growth in employment which in turn influences consumer spending. A relatively high capacity utilization rate together with the continuing need for productivity improvement suggests further growth in business spending. Although below the "double digit" rates of recent years, corporate earnings are nevertheless expected to show a respectable growth in the 5-8% range in 1998. Barring any surprises, the increasingly competitive nature of the global economy is expected to keep inflation under control for some time to come. Consequently, interest rates should remain relatively stable and move within a fairly narrow range over the remainder of the year.

  While the stock market appears rather fully valued at current levels (22x estimated S & P 500 operating earnings of $51.00), continued earnings growth and the possibility of some additional increase in valuation levels still leaves room for reasonable appreciation potential. With investors having few other attractive investment alternatives, historically high valuation levels seem likely to persist over the foreseeable future given a shrinking supply of available equity investments as a result of stock buy-backs and cash mergers more than offsetting new stock issuance. However, today's lofty valuation levels also suggests greater volatility because of increased sensitivity to any changes in the outlook for either earnings or interest rates.

                                                                William B. Frels
                                                                       President

SCHEDULE OF INVESTMENTS AT MARCH 31, 1998
--------------------------------------------------------------------------------
FIXED INCOME SECURITIES

  FACE                                                                                        MARKET
 AMOUNT                          SECURITY DESCRIPTION                             COST         VALUE
-----------------------------------------------------------------------------  -----------  -----------
         U.S. TREASURY & FEDERAL AGENCY OBLIGATIONS 19.8%
$200,000 U.S. Treasury Notes                                 7.125%  09/30/99  $   197,172  $   204,313
 250,000 Federal Farm Credit Bank                              6.48  02/09/06      250,000      246,250
 250,000 Federal Home Loan Bank                               6.85%  10/10/00      249,844      250,225
 250,000 Federal Home Loan Bank                               6.25%  10/20/00      250,000      249,922
 250,000 Federal Home Loan Bank                              7.025%  05/21/01      250,000      250,391
 250,000 Federal Home Loan Bank                              6.455%  02/22/02      250,000      251,719
 250,000 Federal Home Loan Bank                              6.885%  07/29/02      250,000      251,719
 250,000 Federal Home Loan Bank                               6.55%  11/12/02      250,000      251,875
 250,000 Federal Home Loan Bank                              6.515%  12/02/02      250,000      249,844
 250,000 Federal Home Loan Bank                               7.42%  07/08/03      250,000      254,297
 250,000 Federal Home Loan Bank                               7.20%  09/11/03      250,000      251,484
 250,000 Federal Home Loan Bank                              7.012%  07/14/04      250,000      252,967
 250,000 Federal Home Loan Bank                               7.00%  07/14/05      250,000      254,766
 250,000 Federal Home Loan Bank                               7.00%  08/15/07      250,000      253,437
 250,000 Federal Home Loan Bank                              7.075%  07/25/12      250,000      255,234
 250,000 Federal Home Loan Bank                               7.02%  01/28/13      250,000      248,047
 250,000 Federal Home Loan Mortgage Corporation               7.30%  07/27/05      250,000      251,250
 250,000 Federal National Mortgage Association                7.23%  05/17/04      250,000      255,391
 250,000 Federal National Mortgage Association                6.45%  04/04/05      250,000      250,000
 250,000 Federal National Mortgage Association                6.67%  02/06/06      249,531      248,594
 250,000 Federal National Mortgage Association                7.50%  02/02/07      250,000      255,391
 250,000 Federal National Mortgage Association                7.68%  04/24/07      249,844      257,969
 250,000 Federal National Mortgage Association                7.43%  06/13/07      250,000      257,266
 250,000 Federal National Mortgage Association                6.41%  01/16/08      248,516      248,125
 250,000 Federal National Mortgage Association                6.52%  03/05/08      250,000      248,906
 250,000 Federal National Mortgage Association                7.15%  11/03/10      246,750      254,375
                                                                               -----------  -----------
                                                                                 6,441,657    6,503,757
                                                                               -----------  -----------
         OTHER NON-CONVERTIBLE BONDS 7.8%
 250,000 Dupont (E.I.) de Nemours & Company                   6.00%  12/01/01      249,750      248,750
 250,000 Household Finance Corp.                              7.00%  02/15/03      250,000      257,109
 265,000 J. C. Penney & Co.                                   6.00%  05/01/06      239,613      257,630
 250,000 Merrill Lynch and Co., Inc.                          7.00%  04/27/08      247,977      258,984
 250,000 General Foods Corporation                            7.00%  06/15/11      240,000      248,906
 200,000 Ford Motor Company Debentures                        9.50%  09/15/11      199,836      252,187
 250,000 Goldman Sachs & Company                              8.00%  03/01/13      256,025      277,813
 250,000 Allstate Corp.                                       7.50%  06/15/13      218,938      265,938
 250,000 CNA Financial Corp.                                  6.95%  01/15/18      247,317      244,922
 250,000 Lincoln National Corp.                               7.00%  03/15/18      249,867      247,656
                                                                               -----------  -----------
                                                                                 2,399,323    2,559,895
                                                                               -----------  -----------
         CONVERTIBLE BONDS 1.1%
 150,000 Cray Research, Inc.                                 6.125%  02/01/11      101,000      120,375
 250,000 Noram Energy                                         6.00%  03/15/12      150,600      236,875
                                                                               -----------  -----------
                                                                                   251,600      357,250
                                                                               -----------  -----------
         NON-CONVERTIBLE AND CONVERTIBLE PREFERRED STOCK 2.5%
   6,000 Bankers Trust New York Corporation                   $1.91                144,495      151,875
   6,000 Barclays Bank PLC, Series E                          $2.00                150,000      156,375
   5,000 The Bear Stearns Companies, Inc. Pf, Series C        $1.90                125,000      125,625
   2,500 J. P. Morgan & Co., Series A, Adj Rate Pf            $5.00                143,720      234,502
   2,000 St. Paul Capital Pf                                  $3.00                100,000      153,500
                                                                               -----------  -----------
                                                                                   663,215      821,877
                                                                               -----------  -----------
         TOTAL FIXED INCOME SECURITIES 31.2%                                     9,755,795   10,242,779
                                                                               -----------  -----------
                                                                               -----------  -----------

NUMBER OF
 SHARES                    COMMON STOCK                                            COST       MARKET VALUE
---------   ------------------------------------------                         ------------   ------------
            BASIC INDUSTRIES 7.4%
   5,000    Cooper Industries, Inc.                                            $    186,470   $    297,188
   3,000    Delta Air Lines, Inc.                                                   206,976        354,750
   5,000    General Signal Corp.                                                    195,449        233,125
  18,000    Graco Inc.                                                              147,460        545,625
   7,500    Ingersoll-Rand Company                                                   61,341        359,531
   8,000    Pentair, Inc.                                                            51,782        358,000
   5,000    Weyerhaeuser Company                                                    135,368        282,500
                                                                               ------------   ------------
                                                                                    984,846      2,430,719
                                                                               ------------   ------------
            CONSUMER 7.9%
   7,000    American Greetings Class A                                              189,500        322,000
   5,000    Briggs & Stratton Corporation                                            61,116        229,063
   6,000    Deluxe Corp.                                                            164,591        197,625
   2,000    Eastman Kodak Company                                                    53,573        129,750
   3,000    General Mills, Inc.                                                     151,030        228,000
   6,000    Genuine Parts Company                                                   112,273        228,750
   6,000    Hershey Foods Corporation                                               146,610        429,750
  10,000    Hormel (Geo. A.) & Company                                              214,325        388,125
  10,000    Jostens. Inc.                                                           199,575        240,000
  10,000    Sturm, Ruger & Co., Inc.                                                 42,220        206,250
                                                                               ------------   ------------
                                                                                  1,334,813      2,599,313
                                                                               ------------   ------------
            ENERGY 5.2%
   4,000    Amoco Corporation                                                       140,723        345,500
   4,000    Exxon Corporation                                                        20,793        270,500
   5,000    Mobil Corporation                                                        54,750        383,125
   5,000    Murphy Oil Corporation                                                  123,696        250,625
   6,000    Schlumberger, Limited                                                   105,048        454,500
                                                                               ------------   ------------
                                                                                    445,010      1,704,250
                                                                               ------------   ------------
            FINANCIAL 19.8%
   5,000    American Express Company                                                 99,215        459,062
   7,845    Community First Bankshares, Inc.                                        125,000        400,095
  10,000    Firstar Corp.                                                           163,175        395,000
   3,375    Jefferson-Pilot Corp.                                                    60,323        300,164
  12,000    Merrill Lynch & Co., Inc.                                                99,319        996,000
   4,000    J.P. Morgan & Co., Inc.                                                 102,082        537,250
   8,000    NationsBank Corp.                                                       216,194        583,500
  40,000    Norwest Corporation                                                      94,825      1,662,500
  12,000    ReliaStar Financial Corp.                                               110,625        552,750
   5,000    U.S. Bancorp                                                             58,358        623,750
                                                                               ------------   ------------
                                                                                  1,129,116      6,510,071
                                                                               ------------   ------------
            HEALTH CARE 11.2%
   6,000    American Home Products Corporation                                      182,542        572,250
   5,000    Baxter International Inc.                                                70,751        275,625
   8,000    Bristol-Myers Squibb Company                                            205,563        834,500
  20,000    Pfizer Inc.                                                             136,357      1,993,750
                                                                               ------------   ------------
                                                                                    595,213      3,676,125
                                                                               ------------   ------------

NUMBER OF
 SHARES                    COMMON STOCK                                            COST       MARKET VALUE
---------   ------------------------------------------                         ------------   ------------
            TECHNOLOGY 9.8%
   5,000    AMP Incorporated                                                   $    133,605   $    219,063
  11,000    Corning Inc.                                                            327,215        486,750
   6,000    Emerson Electric Co.                                                    128,697        391,125
   5,000    Honeywell Inc.                                                           90,716        413,437
   4,000    International Business Machines
            Corporation                                                              96,740        415,500
  25,000    MTS Systems Corporation                                                 154,000        400,000
   5,000    Minnesota Mining & Manufacturing Company                                247,240        455,000
  20,000    National Computer Systems, Inc.                                         121,380        450,000
                                                                               ------------   ------------
                                                                                  1,299,593      3,230,875
                                                                               ------------   ------------
            UTILITIES 2.8%
   5,000    American Water Works Company, Inc.                                      130,600        157,812
   7,000    GTE Corporation                                                          96,007        419,125
   6,000    U S West Communications                                                 142,035        327,750
                                                                               ------------   ------------
                                                                                    368,642        904,687
                                                                               ------------   ------------
            TOTAL COMMON STOCK 64.1%                                              6,157,233     21,056,040
                                                                               ------------   ------------
            OTHER ASSETS IN EXCESS OF LIABILITIES 4.7%                                           1,536,678
                                                                                              ------------
            NET ASSETS 100%                                                    $ 15,913,028   $ 32,835,497
                                                                               ------------   ------------
                                                                               ------------   ------------

STATEMENT OF NET ASSETS AT MARCH 31, 1998
--------------------------------------------------------------------------------

ASSETS
Investments as annexed, at market value (cost $9,471,371)........................................   $ 24,795,063
U.S. Governments (cost $6,441,657)...............................................................      6,503,756
Cash.............................................................................................      1,880,713
Dividends and interest receivable................................................................        167,650
Receivables for securities sold, not yet delivered...............................................              0
Prepaid expense..................................................................................          5,787
                                                                                                    ------------
                                                                                                    $ 33,352,969
LIABILITIES
Accrued management fee...................................................  $     16,410
Accrued custodian and transfer agent fee.................................         1,195
Payable for securities purchased, not yet received.......................       499,867                  517,472
                                                                           ------------             ------------
NET ASSETS
Equivalent to $98.02 per share on 334,984 shares outstanding.....................................   $ 32,835,497
                                                                                                    ------------
                                                                                                    ------------

STATEMENT OF CHANGES IN NET ASSETS FOR THE THREE MONTHS ENDED MARCH 31, 1998
--------------------------------------------------------------------------------

NET ASSETS, December 31, 1997....................................................................   $ 28,789,592
Net investment income, per statement below...............................  $    196,912
Net accrued income in price of shares sold and repurchased...............         8,391
                                                                           ------------
                                                                                205,303
Distribution to shareholders.............................................       181,215                   24,088
                                                                           ------------
Fund shares issued and repurchased:
  Received for 22,476 shares issued......................................     2,114,712
  Paid for 3,762 shares repurchased......................................       349,777                1,764,935
                                                                           ------------
Increase in unrealized net appreciation (depreciation) of investments............................      2,180,018
Net gain or (loss) realized from sales of securities.............................................         76,864
Distribution from net realized gain..............................................................              0
                                                                                                    ------------
NET ASSETS, March 31, 1998.......................................................................   $ 32,835,497
                                                                                                    ------------
                                                                                                    ------------

STATEMENT OF NET INVESTMENT INCOME FOR THE THREE MONTHS ENDED MARCH 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends........................................................................................   $    106,283
Interest.........................................................................................        159,693
                                                                                                    ------------
                                                                                                    $    265,976
EXPENSES
Management fee (Note A)..................................................  $     46,310
Fees and expenses of custodian, transfer agent and dividend disbursing
 agent (Note A)..........................................................         7,499
Legal and auditing fees and expenses.....................................         5,944
Insurance................................................................           515
Other Fees and Expenses..................................................         8,796                   69,064
                                                                           ------------             ------------
NET INVESTMENT INCOME............................................................................   $    196,912
                                                                                                    ------------
                                                                                                    ------------

NOTE A: The investment advisory fee was paid to Mairs and Power, Inc., which is owned by individuals who are directors and officers of the Fund, for its services as investment adviser. Investment advisory fees are paid to the adviser pursuant to an advisory agreement approved by the Directors of the Fund. The advisory fee is computed each month and is 1/20th of one percent of the net asset value of the Fund on the last valuation day of the month. The transfer agent fee was also paid to Mairs and Power, Inc. which serves as transfer agent.

SUPPLEMENTARY INFORMATION: 1) Each director of the Fund not affiliated with Mairs and Power Inc. received $-0- compensation for meetings attended during this three month period. No compensation was paid to any other officer or director of the Fund. 2) No provision has been made for federal income taxes as it is the intention of the Fund to comply with the provisions of the Internal Revenue Code available to investment companies and to make distributions of income and security profits which will be sufficient to relieve it from all or substantially all income taxes. 3) Purchases and sales of investment securities during the three months ended March 31, 1998 aggregated $2,065,103 and $963,022 respectively.

                          ---------------------------

                                MAIRS AND POWER
                              BALANCED FUND, INC.

                          ---------------------------

                                 A NO-LOAD FUND

 W-1420 FIRST NATIONAL BANK BUILDING, 332 MINNESOTA STREET, ST. PAUL, MINNESOTA
                                     55101
                                  612-222-8478

SUMMARY OF FINANCIAL INFORMATION
--------------------------------------------------------------------------------

This table covers a period of generally rising bond and common stock prices. The results shown should not be considered as a representation of the dividend income and capital gain or loss which may result from an investment made in the Fund today.

                                                                        PER SHARE
                                                    -------------------------------------------------
                                                                     DISTRIBUTIONS       DIVIDENDS
                                                                      OF REALIZED        FROM NET
                         SHARES       TOTAL NET       NET ASSET       SECURITIES        INVESTMENT
       DATES          OUTSTANDING       ASSETS          VALUE            GAINS            INCOME
--------------------  ------------   ------------   -------------  -----------------  ---------------
Dec. 31, 1977              47,117       1,439,735         30.56             0.77              1.76
Dec. 31, 1978              50,229       1,439,598         28.66             0.70              2.00
Dec. 31, 1979              56,895       1,644,853         28.91             0.60              2.20
Dec. 31, 1980              64,598       1,969,896         30.49             0.81              2.10
Dec. 31, 1981              66,118       1,928,460         29.17                               2.41
Dec. 31, 1982              67,525       2,274,421         33.68             0.66              2.50
Dec. 31, 1983              77,914       2,907,432         37.32             0.21              2.34
Dec. 31, 1984              77,905       2,729,570         35.04             1.10              2.34
Dec. 31, 1985              91,674       3,837,245         41.86             0.69              2.19
Dec. 31, 1986             126,862       5,395,111         42.53             3.74              1.95
Dec. 31, 1987             147,717       5,772,298         39.08             2.18              2.11
Dec. 31, 1988             158,713       6,569,555         41.39             0.84              2.23
Dec. 31, 1989             172,243       7,886,058         45.78             0.66              2.15
Dec. 31, 1990             183,079       8,075,488         44.11             0.13              2.13
Dec. 31, 1991             200,138      10,676,264         53.34                               1.99
Dec. 31, 1992             214,336      11,535,822         53.82             0.60              1.99
Dec. 31, 1993             238,430      13,441,576         56.38             1.25              1.98
Dec. 31, 1994             247,484      12,972,976         52.42             0.74              2.06
Dec. 31, 1995             259,636      16,978,753         65.39             0.55              2.04
Dec. 31, 1996             279,117      20,565,014         73.68             1.08              2.20
Dec. 31, 1997             316,270      28,789,593         91.03             0.70              2.37
Mar. 31, 1998             334,984      32,835,497         98.02                               0.55

No adjustment has been made for any income tax payable by stockholders on capital gains distributions accepted in shares.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective Prospectus. Please call or write if you desire further information.

    AVERAGE ANNUAL TOTAL RETURNS--THE AVERAGE ANNUAL TOTAL RETURNS FOR THE FUND (PERIODS ENDED MARCH 31, 1998) ARE AS FOLLOWS:

          1 YEAR: +35.6%        5 YEARS: +16.9%        10 YEARS: +14.5%

  PAST INVESTMENT RESULTS SHOULD NOT BE TAKEN AS NECESSARILY REPRESENTATIVE OF FUTURE PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                             OFFICERS AND DIRECTORS
--------------------------------------------------------------------------------

  William B. Frels     George A. Mairs, III         Peter G. Robb          Lisa J. Hartzell
    President and          Secretary and          Vice-President and          Treasurer
      Director               Director                  Director

   Charlton Dietz                     Donald E. Garretson                 J. Thomas Simonet
      Director                             Director                            Director

                                MAIRS AND POWER

                              BALANCED FUND, INC.